Note 2 - Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Computer Equipment and Software [Member]
Estimated useful lives (Year)	3 years
Laboratory and Manufacturing Equipment [Member]
Estimated useful lives (Year)	3 years
Furniture and Fixtures [Member]
Estimated useful lives (Year)	3 years
Leasehold Improvements [Member]
Estimated useful lives	5 years or lease term, if shorter